Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 99.1%
Aerospace & Defense – 2.1%
Airbus SE	112,440	$13,367,468
Automobiles – 2.8%
Daimler AG	124,043	8,138,980
Toyota Motor Corp	700,000	9,568,456
		17,707,436
Banks – 7.6%
Bank Negara Indonesia Persero Tbk PT	28,602,200	16,887,806
ICICI Bank Ltd	1,662,915	17,825,030
UniCredit SpA	990,369	14,081,287
		48,794,123
Beverages – 3.3%
Asahi Group Holdings Ltd	200,000	6,228,467
Carlsberg A/S	72,745	9,631,392
Pernod Ricard SA	26,815	5,269,995
		21,129,854
Building Products – 1.6%
Cie de Saint-Gobain	209,625	10,289,819
Capital Markets – 3.9%
Allfunds Group PLC	1,340,604	9,366,368
CITIC Securities Co Ltd	7,631,500	15,432,230
		24,798,598
Chemicals – 4.0%
Fertiglobe PLC	4,028,852	4,636,750
Koninklijke DSM NV	100,098	12,269,817
Shin-Etsu Chemical Co Ltd	69,000	8,407,930
		25,314,497
Commercial Services & Supplies – 1.7%
SPIE SA	422,694	11,015,770
Diversified Financial Services – 1.8%
Housing Development Finance Corp Ltd	353,908	11,269,418
Diversified Telecommunication Services – 3.7%
Nippon Telegraph & Telephone Corp	150,000	4,282,264
Saudi Telecom Co	2,006,411	19,580,565
		23,862,829
Electric Utilities – 1.5%
EDP - Energias de Portugal SA	1,903,088	9,479,445
Electronic Equipment, Instruments & Components – 1.4%
TDK Corp	95,000	3,085,213
Wingtech Technology Co Ltd - Class A	739,472	5,622,745
		8,707,958
Food & Staples Retailing – 4.4%
Seven & i Holdings Co Ltd	200,000	8,556,978
Wal-Mart de Mexico SAB de CV	5,503,850	19,377,227
		27,934,205
Food Products – 1.4%
Masan Group Corp	2,257,980	8,916,311
Health Care Equipment & Supplies – 1.5%
Siemens Healthineers AG (144A)	195,404	9,773,880
Health Care Providers & Services – 1.1%
New Horizon Health Ltd (144A)*	3,073,000	6,876,032
Hotels, Restaurants & Leisure – 2.1%
Compass Group PLC	236,639	5,466,842
Yum China Holdings Inc	147,650	8,240,725
		13,707,567
Household Durables – 1.4%
Sony Corp	115,000	8,770,766
Household Products – 1.9%
Reckitt Benckiser Group PLC	174,714	12,152,100
Independent Power and Renewable Electricity Producers – 2.2%
RWE AG	322,852	14,354,149
Industrial Conglomerates – 1.1%
Hitachi Ltd	138,000	6,945,887
Information Technology Services – 0.8%
Mastercard Inc	15,227	5,294,885
Insurance – 4.0%
ASR Nederland NV	240,431	11,398,093
Dai-ichi Life Holdings Inc	325,000	7,381,387

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
Tokio Marine Holdings Inc	320,000	$6,851,147
		25,630,627
Interactive Media & Services – 0.4%
Alphabet Inc - Class C*	28,700	2,546,551
Internet & Direct Marketing Retail – 2.1%
JD.Com Inc - Class A	482,528	13,564,810
Life Sciences Tools & Services – 1.3%
ICON PLC*	15,977	3,103,532
Thermo Fisher Scientific Inc	9,829	5,412,732
		8,516,264
Machinery – 4.9%
Daimler Truck Holding AG*	259,342	8,034,117
KION Group AG	273,225	7,817,263
Outotec Oyj	658,748	6,795,263
Shenzhen Inovance Technology Co Ltd - Class A	464,011	4,662,743
SMC Corp/Japan	9,500	4,021,294
		31,330,680
Media – 1.8%
Informa PLC	1,531,629	11,480,672
Metals & Mining – 2.4%
Allkem Ltd*	586,528	4,454,772
Ivanhoe Mines Ltd*	1,395,887	11,032,642
		15,487,414
Oil, Gas & Consumable Fuels – 2.2%
Total SE	224,679	14,021,378
Paper & Forest Products – 1.2%
UPM-Kymmene Oyj	199,913	7,492,864
Personal Products – 1.7%
Estee Lauder Cos Inc	20,197	5,011,078
Unilever PLC	123,757	6,209,415
		11,220,493
Pharmaceuticals – 7.5%
Bayer AG	120,272	6,209,058
Daiichi Sankyo Co Ltd	270,000	8,654,154
Novo Nordisk A/S	113,418	15,359,445
Sanofi	186,118	18,006,330
		48,228,987
Professional Services – 2.0%
Recruit Holdings Co Ltd	111,000	3,530,766
RELX PLC	331,197	9,131,475
		12,662,241
Road & Rail – 1.6%
Full Truck Alliance Co (ADR)*	1,302,243	10,417,944
Semiconductor & Semiconductor Equipment – 4.5%
ASM International NV	35,087	8,881,388
Renesas Electronics Corp*	430,000	3,886,720
Taiwan Semiconductor Manufacturing Co Ltd	1,083,000	15,786,142
		28,554,250
Software – 1.9%
Linklogis Inc - Class B (144A)*	13,058,000	6,734,072
Microsoft Corp	21,709	5,206,252
		11,940,324
Technology Hardware, Storage & Peripherals – 3.8%
FUJIFILM Holdings Corp	84,000	4,238,713
Samsung Electronics Co Ltd	458,452	20,218,455
		24,457,168
Textiles, Apparel & Luxury Goods – 1.4%
Hugo Boss AG	152,213	8,822,467
Trading Companies & Distributors – 1.1%
Mitsubishi Corp	222,000	7,183,178
Total Common Stocks (cost $614,486,591)		634,021,309
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $6,054,450)	6,053,751	6,054,962
Total Investments (total cost $620,541,041) – 100.1%		640,076,271
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(472,437)
Net Assets – 100%		$639,603,834

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$101,593,320	15.9%
France	71,970,760	11.2
China	71,551,301	11.2
Germany	63,149,914	9.9
Netherlands	47,890,188	7.5
United States	29,526,460	4.6
United Kingdom	29,099,614	4.5
India	29,094,448	4.5
Denmark	24,990,837	3.9
South Korea	20,218,455	3.2
Saudi Arabia	19,580,565	3.1
Mexico	19,377,227	3.0
Indonesia	16,887,806	2.6
Taiwan	15,786,142	2.5
Finland	14,288,127	2.2
Italy	14,081,287	2.2
Canada	11,032,642	1.7
Portugal	9,479,445	1.5
Spain	9,366,368	1.5
Vietnam	8,916,311	1.4
United Arab Emirates	4,636,750	0.7
Australia	4,454,772	0.7
Ireland	3,103,532	0.5

Total	$640,076,271	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$135,524	$180	$476	$6,054,962

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	18,775,687	50,768,955	(63,490,336)	6,054,962

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $23,383,984, which represents 3.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Food & Staples Retailing	$19,377,227	$8,556,978	$-
Information Technology Services	5,294,885	-	-
Interactive Media & Services	2,546,551	-	-
Life Sciences Tools & Services	8,516,264	-	-
Metals & Mining	11,032,642	4,454,772	-
Personal Products	5,011,078	6,209,415	-
Road & Rail	10,417,944	-	-
Software	5,206,252	6,734,072	-
All Other	-	540,663,229	-
Investment Companies	-	6,054,962	-
Total Assets	$67,402,843	$572,673,428	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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